Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)
The Company's capital structure consisted of 300,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of blank check preferred stock.

On March 8, 2017, the Company’s stockholders approved, and the Company’s board of directors subsequently adopted, an eight-for-one reverse stock split of the Company’s common stock and an increase of the Company's authorized blank check preferred stock from 10,000,000 to 50,000,000 shares. All share and per share numbers in these financial statements have been retrospectively adjusted to reflect the eight-for-one reverse stock split.
On March 28, 2017, the Company closed its initial public offering of 5,250,000 shares of common stock at a purchase price of $10.00 per share, for proceeds of approximately $48.8 million, net of financing costs. Existing investors of the Company invested $40.0 million in the public offering. On March 28, 2017, $25.0 million and $2.5 million of the Term Loan and WCAS Note, respectively, were converted to preferred shares. CRG and WCAS received 2,500,000 and 250,000 of the Company's Series A Preferred Stock, respectively.

On January 7, 2018, the Company entered into the First Purchase Agreement with Aspire Capital, pursuant to which, the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 50,000 shares of the Company’s common stock per business day, in an aggregate amount of up to $20.0 million of the Company’s common stock (the "Purchase Shares") over the 30-month term of the Purchase Agreement at a per share price equal to the lesser of the lowest sale price of the Company’s common stock on the purchase date; or the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date. The Company sold an aggregate of 1,250,868 shares of its common stock (which represented 19.99% of the Company’s outstanding shares of common stock on the date it entered into the First Purchase Agreement). In 2017, the Company issued 125,000 shares of common stock issued to Aspire Capital as consideration for entering into the First Purchase Agreement. The Company sold 1,250,868 shares pursuant to the First Purchase Agreement in 2018 and received net proceeds of $1.8 million. The First Purchase Agreement was terminated in June 2018.

On January 26, 2018, the Company entered into the Sales Agreement with FBR with respect to an at the market offering program, under which the Company may, from time to time in its sole discretion, issue and sell through FBR, acting as agent, the Placement Shares. FBR has the option to decline any sales orders at its discretion. The issuance and sale, if any, of the Placement Shares by the Company under the Agreement will be made pursuant to a prospectus supplement to the Company’s registration statement on Form S-3, originally filed with SEC on October 4, 2017, and declared effective by the SEC on December 15, 2017. As of June 30, 2018, the Company has not sold any shares under this Sales Agreement.

The Company completed a public offering on April 26, 2018 in which it sold 13,700,000 shares and received aggregate net proceeds of approximately $21.8 million, after deducting underwriting discounts and commissions of $1.8 million and offering expenses of $0.4 million. On May 2, 2018, the underwriters in the public offering exercised a portion of their 30-day option to purchase additional shares of the Company's common stock, as a result of which the Company sold 1,600,000 shares and received additional net proceeds of approximately $2.6 million, after deducting underwriting discounts of $0.2 million.
In June 2018, the Company entered into a purchase agreement (the "Second Purchase Agreement") with Aspire Capital, pursuant to which, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 150,000 shares of the Company’s common stock per business day, in an aggregate amount of up to $21.0 million of the Company’s common stock (the "Purchase Shares") over the term of the Second Purchase Agreement at a per share price equal to the lesser of the lowest sale price of the Company’s common stock on the purchase date; or the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date. The Company may sell an aggregate of 4,726,383 shares of its common stock (which represented 19.99% of the Company’s outstanding shares of common stock on June 11, 2018) without stockholder approval. The Company may sell additional shares of its common stock above the 19.99% limit provided that (i) it obtains stockholder approval or (ii) shareholder approval has not been obtained at any time the 4,726,383 share limitation is reached and at all times thereafter the average price paid for all shares issued under the Purchase Agreement, including the 263,852 shares of common stock issued to Aspire Capital as consideration for entering into the Purchase Agreement (the “Commitment Shares”) and the 791,557 shares purchased on the date of the agreement (the "Initial Purchase Shares"), is equal to or greater than $1.62 (the “Minimum Price”), which was the consolidated closing bid price of the Company’s common stock on the date it entered into the Second Purchase Agreement. In addition to these restrictions, the Company is prohibited from selling shares to Aspire under the Purchase Agreement at a price per share less than $1.00. As of June 30, 2018, the Company has sold shares for net proceeds of $1.1 million from the sale of shares pursuant to the Second Purchase Agreement.

Preferred Stock

Shares of preferred stock may be issued from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company's Board of Directors prior to the issuance of any shares thereof. The number of authorized shares of preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the voting power of all the then outstanding shares of the Company's capital stock entitled to vote.

On February 14, 2017, the Company entered into an agreement with CRG and WCAS to convert a total of $27.5 million of the outstanding principal amount of the Company's debt, including the Term Loan, into shares of Series A Convertible Preferred Stock at the public offering price. The shares of Series A Preferred Stock are convertible at the option of the holder at any time into shares of the Company's common stock at a conversion rate determined by dividing the Series A Original Issue Price by the Series A Conversion Price (both as defined in the Certificate of Designation) in effect at the time of conversion. This formula initially results in a one-to-one conversion ratio, but may change in the future. The Series A Conversion Price is subject to adjustment for stock splits and the like subsequent to the date of issuance of the Series A Preferred Stock. On or after January 1, 2021, at the Company's option, if the Company has achieved an average market capitalization of at least $300 million for the Company's most recent fiscal quarter, the Company may elect to automatically convert all of the outstanding shares of Series A Preferred Stock into shares of the Company's common stock. The holders of shares of Series A Preferred Stock are entitled to receive cumulative annual dividends at a rate of $8 per every $100 of Series A Preferred Stock, payable either in cash or in shares of the Company's common stock, at each holder’s election; provided, that to the extent any holder elects to receive cash dividends, such dividends shall accrue from day to day and be payable only upon a Deemed Liquidation Event (as defined in the Certificate of Designation). The shares of Series A Preferred Stock will have no voting rights. The Company has the right to redeem all or less than all of the Series A Preferred Stock, at any time, at a price equal to the Series A Conversion Price, as adjusted, plus any accrued but unpaid dividends. In the event of a Deemed Liquidation Event the holders of Series A Preferred Stock are eligible to receive the greater of (i) $27.5 million, plus accrued but unpaid dividends or (ii) what they would have received as a holder of common stock had they converted their shares of Series A Preferred Stock into shares of the Company's common stock immediately prior to the Deemed Liquidation Event. To the extent permitted under Delaware law, the holders of shares of Series A Preferred Stock have the right to prevent the Company from liquidating, dissolving, amending the Company's governing documents in a manner that affects the rights of the Series A Preferred Stock, authorizing shares of capital stock on parity or senior to the Series A Preferred Stock, or issuing any shares of Series A Preferred Stock to any individual, entity or person other than CRG or WCAS.
Equity Compensation Plans
Total stock-based compensation expense related to stock options and restricted stock was $1.0 million and $1.6 million for the three months ended June 30, 2018 and 2017, respectively. Total stock-based compensation expense related to stock options and restricted stock was $2.0 million and $3.0 million for the six months ended June 30, 2018 and June 30, 2017, respectively.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan (the “ESPP”), which was established in 2017, the Company is authorized to issue up to 2% of the shares of its capital stock outstanding as of May 3, 2017. The purchase price of the stock will not be less than 85% of the lower of (i) the fair market value per share of the Company's common stock on the start date of the offering period or (ii) the fair market value on the purchase date. The fair market value per share of the Company’s common stock on any particular date under the ESPP will be the closing selling price per share on such date on the national stock exchange serving as the primary market for the Company’s common stock at that time (or if there is no closing price on such date, then the closing selling price per share on the last preceding date for which such quotation exists). Fair value is determined based on two factors: (i) the 15% discount amount on the underlying stock’s market value on the first day of the applicable offering period, and (ii) the fair value of the look-back feature determined by using the Black-Scholes model.

The Company recognized a de minimis amount and zero compensation expense for the three months ended June 30, 2018 and June 30, 2017, respectively. The Company recognized $0.1 million and no compensation expense for the six months ended June 30, 2018 and June 30, 2017, respectively. Shares of the Company's common stock will be offered for purchase under the ESPP through a series of successive offering periods. Each offering period will be comprised of one or more successive 6-month purchase intervals, unless determined otherwise by the plan administrator. On the start date of each offering period, each participant will be granted a purchase right to acquire shares of the Company’s common stock on the last day of each purchase interval during that offering period. As of June 30, 2018, purchase rights for 55,087 shares have been requested and 55,087 shares have been granted under the ESPP. The Company has accrued a de minimis amount for common stock to be offered in the current offering period.

2016 Employee Equity Compensation Plan

The Company's 2016 Equity Incentive Compensation plan (the “2016 Plan”) was established on May 3, 2016. The 2016 Plan permits the Company to grant cash, stock and stock-based awards to its employees, consultants and directors. The 2016 Plan includes (i) the discretionary grant program under which eligible persons may be granted options, including incentive stock options, or ISOs, and nonqualified stock options, or NSOs, or stock appreciation rights, or SARs; (ii) the stock issuance program under which eligible persons may be issued direct stock, restricted stock awards, restricted stock units, performance shares or other stock-based awards; and (iii) the incentive bonus program under which eligible persons may be issued performance unit awards, dividend equivalent rights or cash incentive awards. The Company initially had 2,396,315 shares available for issuance under the 2016 plan. At June 30, 2018, an aggregate of 289,059 shares of the Company's common stock were available for issuance under this plan.

In July, 2018, the Company's shareholders approved an amendment to the 2016 Plan and as a result, there are 8,000,000 shares available for issuance under the 2016 Plan.

The options generally vest over a period of three or four years, and options that lapse or are forfeited are available to be granted again. The contractual life of all options is ten years from the date the option was granted. The restricted stock awards vest on the first, second and third anniversaries of the original grant date. The Company recognizes compensation expense on all of these awards on a straight-line basis over the vesting period. The fair value of the awards was determined based on the market value of the underlying stock price at the grant date.
Stock Options
2016 Employee Equity Compensation Plan Stock option activity for the six months ended June 30, 2018 was as follows:

(Dollars in thousands, except per share amounts)	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	1,661,750	$11.96	9.12	$75
Granted	505,760	2.98	9.67	—
Forfeited / Canceled	(47,912)	8.44	—	—
Options outstanding at June 30, 2018	2,119,598	$9.90	8.85	$—
Vested and exercisable	795,784	$14.08	8.53	$—

Share based compensation expense related to options issued under the 2016 Plan was $1.0 million and $2.0 million for the three and six months ended June 30, 2018. Share based compensation expense related to options issued under the 2016 Plan was $1.1 million and $2.1 million for the three and six months ended June 30, 2017 respectively. The weighted average grant date fair value of options granted during the three and six months ended June 30, 2018 was $1.27 and $2.28, respectively. The weighted average grant date fair value of options granted during the three and six months ended June 30, 2017 was $3.61 and $4.42, respectively. There have been no option exercises under the 2016 Plan. As of June 30, 2018 there remained $5.9 million of unrecognized share-based compensation expense related to unvested stock options issued to be recognized as expense over a weighted average period of 1.90 years.
The fair value of the options at the date of issuance was estimated based on the Black-Scholes option pricing model. Previously, the Company used a peer group of companies to calculate volatility. In 2018, the Company began to use a blended rate, which included the Company and the peer group of companies to calculate volatility. Key assumptions used to apply this model upon issuance were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Dividend yield	—	—	—	—
Expected volatility	97.83%	68.5%	93.49%	69.0%
Risk-free rate of return	2.85%	1.91%	2.63%	2.04%
Expected term (years)	6.01	5.89	5.95	5.81
Fair Value per share	$1.27	$3.61	$2.28	$4.42

Restricted Stock

Shares of restricted stock were issued to third party consultants during 2017 as compensation for services rendered to the Company. The shares vested upon completion of seven months in service to the Company.
Restricted stock award activity for the six months ended June 30, 2018 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2017	30,000
Awards granted	—
Awards vested	(30,000)
Awards forfeited	—
Non-vested awards outstanding at June 30, 2018	—

Share based compensation related to restricted stock issued under the 2016 Plan was zero and a de minimis amount for the three and six months ended June 30, 2018, respectively. Share based compensation related to restricted stock issued under the 2016 Plan was $0.5 million and $0.9 million for the three and six months ended June 30, 2017, respectively. There is no remaining amount in unrecognized compensation related to these awards at June 30, 2018.

STOCKHOLDERS’ DEFICIT
As a result of the 2016 Merger, the Company's capital structure consisted of 300,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of blank check preferred stock.
In connection with the Private Placement, the Company issued approximately 0.6 million shares of its common stock at a purchase price of $40.00 per share, for proceeds of approximately $24.0 million, net of financing costs. Existing investors of the Company invested $20.0 million in the Private Placement.
On March 8, 2017, the Company’s stockholders approved, and the Company’s board of directors subsequently adopted, an eight-for-one reverse stock split of the Company’s common stock and an increase of the Company's authorized blank check preferred stock from 10,000,000 to 50,000,000 shares. All share and per share numbers in these financial statements have been retrospectively adjusted to reflect the eight-for-one reverse stock split.
On March 28, 2017, the Company closed its initial public offering of 5,250,000 shares of common stock at a purchase price of $10.00 per share, for proceeds of approximately $48.8 million, net of financing costs. Existing investors of the Company invested $40.0 million in the public offering. On March 28, 2017, $25.0 million and $2.5 million of the Term Loan and WCAS Note, respectively, were converted to preferred shares. CRG and WCAS received 2,500,000 and 250,000 of the Company's Series A Convertible Preferred Stock, respectively.
On September 20, 2017, the Company entered into a common stock purchase agreement with Aspire Capital, which provided that, upon the terms and subject to the conditions and limitations set forth therein, at the Company’s discretion, Aspire Capital would be committed to purchase up to an aggregate of $20.0 million of shares of the Company’s common stock over the 30-month term of the agreement. As an inducement into entering into the purchase agreement, Aspire Capital was granted the Commitment Shares. The purchase agreement was later terminated.
On January 7, 2018, the Company entered into the Purchase Agreement with Aspire Capital, pursuant to which, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 50,000 shares of the Company’s common stock per business day, in an aggregate amount of up to $20.0 million of the Company’s common stock (the "Purchase Shares") over the 30-month term of the Purchase Agreement at a per share price equal to the lesser of the lowest sale price of the Company’s common stock on the purchase date; or the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date. The Company may sell up to an aggregate of 1,375,868 shares of its common stock (which represents 19.99% of the Company’s outstanding shares of common stock on January 7, 2018) without stockholder approval. The Company may sell additional shares of its common stock above the 19.99% limit provided that (i) it obtains stockholder approval or (ii) shareholder approval has not been obtained at any time the 1,375,868 share limitation is reached and at all times thereafter the average price paid for all shares issued under the Purchase Agreement, including the Commitment Shares, is equal to or greater than the Minimum Price. In addition to these restrictions, the Company is prohibited from selling shares to Aspire under the Purchase Agreement at a price per share less than $1.00.
On February 12, 2018, the Company’s Registration Statement on Form S-1 (File No. 333-222454) for the Purchase Shares and the Commitment Shares became effective. The Company has not issued any shares of its common stock to Aspire Capital under the Purchase Agreement, aside from the Commitment Shares. As of December 31, 2017, the Company has not exercised any purchase rights under the Purchase Agreement.
On January 26, 2018, the Company entered into the ATM Agreement FBR with respect to an at the market offering program, under which the Company may, from time to time in its sole discretion, issue and sell through FBR, acting as agent, the Placement Shares. FBR has the option to decline any sales orders at its discretion. The issuance and sale, if any, of the Placement Shares by the Company under the Agreement will be made pursuant to a prospectus supplement to the Company’s registration statement on Form S-3, originally filed with SEC on October 4, 2017, and declared effective by the SEC on December 15, 2017.
Preferred Stock
Shares of preferred stock may be issued from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company's Board of Directors prior to the issuance of any shares thereof. The number of authorized shares of preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the voting power of all the then outstanding shares of the Company's capital stock entitled to vote.
On February 14, 2017, the Company entered into an agreement with CRG and WCAS to convert a total of $27.5 million of the outstanding principal amount of the Company's debt, including the Term Loan, into shares of Series A Convertible Preferred Stock at the public offering price. The shares of Series A Preferred Stock are convertible at the option of the holder at any time into shares of the Company's common stock at a conversion rate determined by dividing the Series A Original Issue Price by the Series A Conversion Price (both as defined in the Certificate of Designation) in effect at the time of conversion. This formula initially results in a one-to-one conversion ratio, but may change in the future. The Series A Conversion Price is subject to adjustment for stock splits and the like subsequent to the date of issuance of the Series A Preferred Stock. On or after January 1, 2021, at the Company's option, if the Company has achieved an average market capitalization of at least $300 million for the Company's most recent fiscal quarter, the Company may elect to automatically convert all of the outstanding shares of Series A Preferred Stock into shares of the Company's common stock. The holders of shares of Series A Preferred Stock are entitled to receive cumulative annual dividends at a rate of $8 per every $100 of Series A Preferred Stock, payable either in cash or in shares of the Company's common stock, at each holder’s election; provided, that to the extent any holder elects to receive cash dividends, such dividends shall accrue from day to day and be payable only upon a Deemed Liquidation Event (as defined in the Certificate of Designation). The shares of Series A Preferred Stock will have no voting rights. The Company has the right to redeem all or less than all of the Series A Preferred Stock, at any time, at a price equal to the Series A Conversion Price, as adjusted, plus any accrued but unpaid dividends. In the event of a Deemed Liquidation Event the holders of Series A Preferred Stock are eligible to receive the greater of (i) $27.5 million, plus accrued but unpaid dividends or (ii) what they would have received as a holder of common stock had they converted their shares of Series A Preferred Stock into shares of the Company's common stock immediately prior to the Deemed Liquidation Event. To the extent permitted under Delaware law, the holders of shares of Series A Preferred Stock have the right to prevent the Company from liquidating, dissolving, amending the Company's governing documents in a manner that affects the rights of the Series A Preferred Stock, authorizing shares of capital stock on parity or senior to the Series A Preferred Stock, or issuing any shares of Series A Preferred Stock to any individual, entity or person other than CRG or WCAS.
Equity Compensation Plans
Total stock-based compensation expense related to stock options and restricted stock was $5.6 million and $3.8 million for the year ended December 31, 2017 and 2016, respectively, and classified in the consolidated statements of operations as follows:

	Year Ended December 31,
(Dollars in thousands)	2017	2016
Cost of goods sold	$203	$68
Research and development expenses	1,425	526
General and administrative expenses	3,955	3,198
Total share-based compensation	$5,583	$3,792

Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan (the “ESPP”), which was established in 2017, the Company is authorized to issue up to 2% of the shares of its capital stock outstanding as of May 3, 2017. The purchase price of the stock will not be less than 85% of the lower of (i) the fair market value per share of the Company's common stock on the start date of the offering period or (ii) the fair market value on the purchase date. The fair market value per share of the Company’s common stock on any particular date under the ESPP will be the closing selling price per share on such date on the national stock exchange serving as the primary market for the Company’s common stock at that time (or if there is no closing price on such date, then the closing selling price per share on the last preceding date for which such quotation exists). Fair value is determined based on two factors: (i) the 15% discount amount on the underlying stock’s market value on the first day of the applicable offering period, and (ii) the fair value of the look-back feature determined by using the Black-Scholes model.
The Company recognized $0.1 million of compensation expense for the year ended December 31, 2017.
Shares of the Company's common stock will be offered for purchase under the ESPP through a series of successive offering periods. Each offering period will be comprised of one or more successive 6-month purchase intervals, unless determined otherwise by the plan administrator. On the start date of each offering period, each participant will be granted a purchase right to acquire shares of the Company’s common stock on the last day of each purchase interval during that offering period. As of December 31, 2017, no purchase rights have been requested and no shares have been granted under the ESPP.
2008 and 2014 Equity Compensation Plans
The final option grant under the 2008 Equity Compensation Plan (the "2008 Plan") was made on May 27, 2014. No awards were issued in 2017 or 2016 under this plan. The Company recognized share based compensation expense related to awards issued under the 2008 Plan for the year ended December 31, 2017 and 2016 of $0.0 million and $0.2 million respectively. In 2016 the 2008 Plan was terminated. All outstanding options of 20,307,149 units were cancelled. As a result of the cancellation of the plans, the Private Company recognized a one-time expense of $0.9 million during 2016.
The Company recognized share based compensation expense related to awards issued under the 2014 Equity Compensation Plan ("2014 Plan") for the years ended December 31, 2017 and 2016 of $0.0 million and $0.7 million, respectively. The 2014 Plan was terminated on May 3, 2016 and all outstanding options then were cancelled. On May 3, 2016, the 2014 Plan was terminated and all options outstanding thereunder were cancelled. As a result of the cancellation of the plan, the Company recognized a one-time expense of $0.7 million during 2016.
2016 Employee Equity Compensation Plan
The Company's 2016 Equity Incentive Compensation plan (the “2016 Plan”) was established concurrently with the 2016 Merger on May 3, 2016. The 2016 Plan permits the Company to grant cash, stock and stock-based awards to its employees, consultants and directors. The 2016 Plan includes (i) the discretionary grant program under which eligible persons may be granted options, including incentive stock options, or ISOs, and nonqualified stock options, or NSOs, or stock appreciation rights, or SARs; (ii) the stock issuance program under which eligible persons may be issued direct stock, restricted stock awards, restricted stock units, performance shares or other stock-based awards; and (iii) the incentive bonus program under which eligible persons may be issued performance unit awards, dividend equivalent rights or cash incentive awards. The Company initially had 2,116,004 shares available for issuance under the 2016 Plan. At December 31, 2017, an aggregate of 405,620 shares of the Company’s common stock were available for issuance under this plan.
The options generally vest over a period of three or four years, and options that lapse or are forfeited are available to be granted again. The contractual life of all options is ten years from the date the option was granted. The restricted stock awards vest on the first, second and third anniversaries of the original grant date. The Company recognizes compensation expense on all of these awards on a straight-line basis over the vesting period. The fair value of the award is determined based on the market value of the underlying stock price at the grant date.
Stock Options
2016 Employee Equity Compensation Plan stock option activity for the year ended December 31, 2017 was as follows:

	Shares	Weighted- average exercise price	Weighted- average contractual life	Aggregate intrinsic value (dollars in thousands)
Options outstanding at December 31, 2015	—	$—	—	—
Granted	260,725	40.16	10.00 years	37
Forfeited / Cancelled	(7,875)	40.00	—	—
Options outstanding at December 31, 2016	252,850	40.16	9.41 years	37
Granted	1,452,550	7.11	10.0 years	$91
Forfeited / Cancelled	(43,650)	—	—	—
Options outstanding at December 31, 2017	1,661,750	11.96	9.12 years	75
Options vested and exercisable as of December 31, 2017	493,423	15.64	9.01 years	2
Options vested and expected to vest as of December 31, 2017	1,661,750	$11.96	9.12 years	$75
Share based compensation related to options issued under 2016 Plan was $3.9 million and $1.0 million for the years ended December 31, 2017 and 2016, respectively. The weighted average grant date fair value of options granted under the 2016 Plan during the years ended December 31, 2017 and 2016 was $4.39 and $24.56, respectively. The total grant date fair value of options that vested during both the years ended December 31, 2017 and 2016 was $4.7 million and less than $0.1 million, respectively. There have been no option exercises under the 2016 Plan. As of December 31, 2017 there remained $7.0 million of unrecognized share-based compensation expense related to unvested stock options issued under the 2016 Plan to be recognized as expense over a weighted average period of 2.10 years.
The fair value of the options at the date of issuance was estimated based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	Weighted Average on Grant Date
	2017	2016
Dividend yield	—	—
Expected volatility	69.01%	67.04%
Risk-free rate of return	2.05%	1.44%
Expected term (years)	5.82	6.12
Fair Value per share	$4.39	$24.56

Restricted Stock
During 2017 and 2016, the Company issued restricted stock awards to employees and key consultants. The majority of the grants vest on the first, second and third anniversaries of the original grant date. The Company recognizes compensation expense on all of these awards on a straight-line basis over the vesting period. The fair value of the award is determined based on the market value of the underlying stock price at the grant date.
The amount of time-based restricted stock compensation recognized during a period is based on the value of the portion of the awards that are outstanding and ultimately expected to vest. The stock compensation recognized is reduced when forfeitures occur. Ultimately, the actual expense recognized over the vesting period will only be for those awards that vest. Restricted stock award activity for the year ended December 31, 2017 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	—
Awards granted	56,693
Awards vested and issued	(6,093)
Awards forfeited	(1,963)
Non-vested awards outstanding at December 31, 2016	48,637
Awards granted	30,000
Awards vested and issued	(47,658)
Awards forfeited	(979)
Non-vested awards outstanding at December 31, 2017	30,000

Share based compensation related to restricted stock issued under 2016 Plan was $1.7 million and $0.6 million for the years ended December 31, 2017 and 2016, respectively. The fair value of the restricted stock on the date of issuance granted during 2017 and 2016 was estimated to be $0.1 million and $2.3 million, respectively, and $0.0 million remains in unrecognized compensation related to these awards. The non-vested awards outstanding were not issued under the 2016 Plan.